S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 17, 2025 USD ($) $ / shares shares
Common Class B [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Common Class B [Member] | Tailwind 2.0 Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,750,000
Class B Ordinary Shares Surrender [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	750,000
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	150,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Private Placement Units [Member] | Tailwind 2.0 Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	350,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	172,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,725,000
Over-Allotment Option [Member] | Tailwind 2.0 Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	372,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,725,000